December 26, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hatteras VC Co-Investment Fund II (the “Fund”)
Additional Proxy Soliciting Material
(1940 Act Registration No. 811-22251)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find Definitive Additional Proxy Soliciting Material of the Registrant (the “Soliciting Material”).  The Soliciting Material will be utilized internally by the proxy solicitor in connection with a Special Meeting of Shareholders to be held on January 21, 2014.  The Definitive Proxy Statement was filed with the Securities and Exchange Commission on December 18, 2013.

Questions and comments concerning the enclosed materials may be directed to me at (414) 299-2142.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D, Schmidt
Assistant Vice President, Fund Administration